Property and Equipment - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Property and Equipment
Depreciation	¥ 4,508	$ 618	¥ 5,316	¥ 7,513